UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

				FORM 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [   ]    Amendment Number:  _________
           This Amendment: [     ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seminole Management Co., Inc.
Address:  505 Park Avenue
          New York, NY 10022

Form 13F File Number:  028-11907

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul C. Shiverick
Title:     Co-CEO
Phone:     (212) 838-6055

Signature, Place, and Date of Signing:

/s/ Paul C. Shiverick  New York, New York        May 7, 2009
     [Signature]         [City, State]               [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Two*

Form 13F Information Table Entry Total:     28

Form 13F Information Table Value Total:     $550,603 (in thousands)

List of Other Included Managers:

No.		Name
(1)		Paul C. Shiverick
(2)		Michael P. Messner

* Messrs. Shiverick and Messner, as General Partners and as Investment Managers of a single investment advisory firm, Seminole Management Co., Inc., have investment discretion over the investment portfolios reported herein.

                                                           Mkt    SH/Prn   SH/ PUT/ Investment  Other       Voting
                                                          Value                                           Authority
Name Of Issuer                 Title of Class    CUSIP   x$1,000    Amt    Prn CALL Discretion Managers      Sole      Shared None
AETNA INC NEW                  COM             00817Y108   9,245   380,000 SH          SOLE                    380,000
AGRIUM INC	               COM             008916108  19,767   552,300 SH          SOLE                    552,300
ALLIANCEBERSTEIN HLDG LP       UNIT LTD PARTN  01881G106  16,581 1,126,400 SH          SOLE                  1,126,400
BP PLC                         SPONSORED ADR   055622104  59,003 1,471,400 SH          SOLE                  1,471,400
CANON INC		       ADR             138006309  18,707   644,400 SH          SOLE                    644,400
CF INDS HLDGS INC	       COM             125269100  28,452   400,000 SH          SOLE                    400,000
CONOCOPHILLIPS                 COM             20825C104  30,032   766,900 SH          SOLE                    766,900
CONTINENTAL AIRLS INC          CL B            210795308  10,392 1,179,600 SH          SOLE                  1,179,600
EXXON MOBIL CORP	       COM             30231G102  41,344   607,100 SH          SOLE                    607,100
FEDEX CORP		       COM             31428X106   7,786   175,000 SH          SOLE                    175,000
HUMANA INC		       COM             444859102  32,128 1,231,900 SH          SOLE                  1,231,900
INTERNATIONAL BUSINESS MACHS   COM             459200101  37,080   382,700 SH          SOLE                    382,700
LAS VEGAS SANDS CORP           COM             517834107   8,688 2,886,500 SH          SOLE                  2,886,500
LILLY ELI & CO                 COM             532457108  18,877   565,000 SH          SOLE                    565,000
MERCK & CO INC	               COM             589331107   8,025   300,000 SH          SOLE                    300,000
MGM MIRAGE                     COM             552953101      58    25,000 SH          SOLE                     25,000
MICROSOFT CORP                 COM             594918104  32,926 1,792,000 SH          SOLE                  1,792,000
NETFLIX INC	               COM             64110L106   3,339    77,785 SH          SOLE                     77,785
PEABODY ENERGY CORP            COM             704549104   7,422   296,400 SH          SOLE                    296,400
PFIZER INC                     COM             717081103  15,780 1,158,600 SH          SOLE                  1,158,600
RESEARCH IN MOTION LTD         COM             760975102  48,164 1,118,262 SH          SOLE                  1,118,262
ROYAL DUTCH SHELL PLC          SPONS ADR A     780259206  11,297   255,000 SH          SOLE                    255,000
SANOFI AVENTIS                 SPONSORED ADR   80105N105     378    13,542 SH          SOLE                     13,542
SPDR GOLD TRUST		       GOLD SHS        78463V107  11,345   125,666 SH          SOLE                    125,666
UAL CORP                       COM NEW         902549807     517   115,500 SH          SOLE                    115,500
UNITED STATES OIL FUND LP      UNITS           91232N108  55,564 1,912,691 SH          SOLE                  1,912,691
WHIRLPOOL CORP		       COM             963320106   9,617   325,000 SH          SOLE                    325,000
WYNN RESORTS LTD	       COM             983134107   8,089   405,400 SH          SOLE                    405,400
                                                         550,603